Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Summary of accounts receivable, net
	December 31, 2019	December 31, 2018
Accounts receivable	$66,535	$923,217
Less: allowance for doubtful accounts and write-offs	-	(923,217)
Accounts receivable, net	$66,535	$-

Schedule of changes in allowance for doubtful accounts
	December 31, 2019	December 31, 2018
Balance, beginning of the year	$923,217	$35,000
Provision for doubtful accounts	-	-
Uncollectible receivables written-off	923,217	888,217
Balance, end of the year	$-	$923,217